Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BlackRock Variable Series Funds II, Inc.
Entity Central Index Key	0001738072
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000202342
Shareholder Report [Line Items]
Fund Name	BlackRock High Yield V.I. Fund
Class Name	Class I Shares
Trading Symbol	HICUI
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock High Yield V.I. Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$28	0.55%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
Average Annual Return [Table Text Block]

Fund performance

Average annual total returns

Key Fund statistics

Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	10 Years
Class I Shares ................................................................................................................................................................	3.24%	10.70%	4.42%	4.25%
Bloomberg U.S. Universal Index................................................................................................................................................................	(0.28)	3.47	0.11	1.63
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index................................................................................................................................................................	2.58	10.43	3.90	4.30
Net Assets................................................................................................................................................................	$931,958,572
Number of Portfolio Holdings................................................................................................................................................................	1,206
Portfolio Turnover Rate................................................................................................................................................................	34%

On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock High Yield V.I. Fund (the “Predecessor Fund”), a series of BlackRock Variable Series Funds, Inc., through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.

Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Average annual total returns do not reflect insurance-related fees and expenses.

The Fund has added the Bloomberg U.S. Universal Index in response to new regulatory requirements.

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 931,958,572
Holdings Count | Holding	1,206
InvestmentCompanyPortfolioTurnover	34.00%
Holdings [Text Block]

Credit quality allocation

Credit RatingFootnote Reference(a)	Percent of Total InvestmentsFootnote Reference(b)
A................................................................................................................................................................	0.3%
BBB/Baa................................................................................................................................................................	5.2
BB/Ba................................................................................................................................................................	38.2
B................................................................................................................................................................	46.9
CCC/Caa................................................................................................................................................................	8.5
CC/Ca................................................................................................................................................................	0.1
NR................................................................................................................................................................	0.8
Footnote	Description
Footnote(a)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated NR are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(b)	Excludes short-term securities.

C000202343
Shareholder Report [Line Items]
Fund Name	BlackRock High Yield V.I. Fund
Class Name	Class III Shares
Trading Symbol	HCIII
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock High Yield V.I. Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III Shares	$40	0.79%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
Average Annual Return [Table Text Block]

Fund performance

Average annual total returns

Key Fund statistics

Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	10 Years
Class III Shares ................................................................................................................................................................	3.12%	10.61%	4.17%	4.00%
Bloomberg U.S. Universal Index................................................................................................................................................................	(0.28)	3.47	0.11	1.63
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index................................................................................................................................................................	2.58	10.43	3.90	4.30
Net Assets................................................................................................................................................................	$931,958,572
Number of Portfolio Holdings................................................................................................................................................................	1,206
Portfolio Turnover Rate................................................................................................................................................................	34%

On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock High Yield V.I. Fund (the “Predecessor Fund”), a series of BlackRock Variable Series Funds, Inc., through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.

Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Average annual total returns do not reflect insurance-related fees and expenses.

The Fund has added the Bloomberg U.S. Universal Index in response to new regulatory requirements.

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 931,958,572
Holdings Count | Holding	1,206
InvestmentCompanyPortfolioTurnover	34.00%
Holdings [Text Block]

Credit quality allocation

Credit RatingFootnote Reference(a)	Percent of Total InvestmentsFootnote Reference(b)
A................................................................................................................................................................	0.3%
BBB/Baa................................................................................................................................................................	5.2
BB/Ba................................................................................................................................................................	38.2
B................................................................................................................................................................	46.9
CCC/Caa................................................................................................................................................................	8.5
CC/Ca................................................................................................................................................................	0.1
NR................................................................................................................................................................	0.8
Footnote	Description
Footnote(a)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated NR are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(b)	Excludes short-term securities.

C000202344
Shareholder Report [Line Items]
Fund Name	BlackRock Total Return V.I. Fund
Class Name	Class I Shares
Trading Symbol	CRBDI
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Total Return V.I. Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$24	0.48%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.48%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
Average Annual Return [Table Text Block]

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	10 Years
Class I Shares ................................................................................................................................................................	(0.26)%	2.63%	(0.02)%	1.40%
Bloomberg U.S. Aggregate Bond Index................................................................................................................................................................	(0.71)	2.63	(0.23)	1.35

On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock Total Return V.I. Fund (the “Predecessor Fund”), a series of BlackRock Variable Series Funds, Inc., through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.

Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Average annual total returns do not reflect insurance-related fees and expenses.

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 866,624,701
Holdings Count | Holding	2,032
InvestmentCompanyPortfolioTurnover	364.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Holdings [Text Block]

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Government Sponsored Agency Securities................................................................................................................................................................	30.9%
Corporate Bonds................................................................................................................................................................	23.2
U.S. Treasury Obligations................................................................................................................................................................	22.7
Investment Companies................................................................................................................................................................	14.7
Foreign Government Obligations................................................................................................................................................................	3.9
Asset-Backed Securities................................................................................................................................................................	2.2
Non-Agency Mortgage-Backed Securities................................................................................................................................................................	1.0
Foreign Agency Obligations................................................................................................................................................................	0.7
Municipal Bonds................................................................................................................................................................	0.6
Common Stocks................................................................................................................................................................	0.1
OtherFootnote Reference(b)................................................................................................................................................................	0.0Footnote Reference(c)
Credit RatingFootnote Reference(d)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(e)................................................................................................................................................................	56.0%
AA/Aa................................................................................................................................................................	2.4
A................................................................................................................................................................	22.6
BBB/Baa................................................................................................................................................................	16.3
BB/Ba................................................................................................................................................................	1.3
B................................................................................................................................................................	0.2
CCC/Caa................................................................................................................................................................	0.1
CC/Ca................................................................................................................................................................	0.2
C................................................................................................................................................................	0.1
D................................................................................................................................................................	0.0Footnote Reference(c)
NR................................................................................................................................................................	0.8
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Ten largest investment types are presented. Additional investment types are found in Other.
Footnote(c)	Rounds to less than 0.1%.
Footnote(d)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated NR are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(e)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

C000202345
Shareholder Report [Line Items]
Fund Name	BlackRock Total Return V.I. Fund
Class Name	Class III Shares
Trading Symbol	CBIII
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Total Return V.I. Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III Shares	$39	0.79%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.79%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
Average Annual Return [Table Text Block]

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	10 Years
Class III Shares ................................................................................................................................................................	(0.44)%	2.29%	(0.33)%	1.09%
Bloomberg U.S. Aggregate Bond Index................................................................................................................................................................	(0.71)	2.63	(0.23)	1.35

On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock Total Return V.I. Fund (the “Predecessor Fund”), a series of BlackRock Variable Series Funds, Inc., through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.

Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Average annual total returns do not reflect insurance-related fees and expenses.

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 866,624,701
Holdings Count | Holding	2,032
InvestmentCompanyPortfolioTurnover	364.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Holdings [Text Block]

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Government Sponsored Agency Securities................................................................................................................................................................	30.9%
Corporate Bonds................................................................................................................................................................	23.2
U.S. Treasury Obligations................................................................................................................................................................	22.7
Investment Companies................................................................................................................................................................	14.7
Foreign Government Obligations................................................................................................................................................................	3.9
Asset-Backed Securities................................................................................................................................................................	2.2
Non-Agency Mortgage-Backed Securities................................................................................................................................................................	1.0
Foreign Agency Obligations................................................................................................................................................................	0.7
Municipal Bonds................................................................................................................................................................	0.6
Common Stocks................................................................................................................................................................	0.1
OtherFootnote Reference(b)................................................................................................................................................................	0.0Footnote Reference(c)
Credit RatingFootnote Reference(d)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(e)................................................................................................................................................................	56.0%
AA/Aa................................................................................................................................................................	2.4
A................................................................................................................................................................	22.6
BBB/Baa................................................................................................................................................................	16.3
BB/Ba................................................................................................................................................................	1.3
B................................................................................................................................................................	0.2
CCC/Caa................................................................................................................................................................	0.1
CC/Ca................................................................................................................................................................	0.2
C................................................................................................................................................................	0.1
D................................................................................................................................................................	0.0Footnote Reference(c)
NR................................................................................................................................................................	0.8
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Ten largest investment types are presented. Additional investment types are found in Other.
Footnote(c)	Rounds to less than 0.1%.
Footnote(d)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated NR are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(e)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.